Short-term Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 bank	Dec. 31, 2011
Short-term Debt [Line Items]
Number of banks	1
FHLB [Member]
Short-term Debt [Line Items]
Number of borrowing facilities	1
Line of credit facility, maximum borrowing capacity	$ 545,800,000
Line of credit facility, amount outstanding	113,200,000	65,000,000
Loans pledged as collateral on line of credit facility	191,000,000
Correspondent Bank 1, Federal Funds [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	15,000,000
Line of credit facility, amount outstanding	0	0
Number of banks	1
Correspondent Bank 2, Federal Funds [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	20,000,000
Line of credit facility, amount outstanding	$ 0	$ 0